Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current Assets
Cash and cash equivalents		$ 764,761	$ 371,918
Accounts receivable, net		6,239,813	2,337,202
Prepaid expenses, current		5,271,827	350
Other assets, current, net		379	17,346
Total current assets		12,276,780	2,726,816
Property and equipment, net		6,147	9,469
Operating lease right-of-use assets, net		65,606	101,187
Deferred initial public offering (“IPO”) costs			557,183
Prepaid expenses, non-current		6,028,021
Other assets, non-current, net		13,716
Deferred tax assets, net		72,762	33,551
Total assets		18,463,032	3,428,206
Current liabilities
Bank loans, current		283,186	71,305
Contract liabilities		22,255	21,995
Accounts payable		303,956	21,359
Amounts due to related parties		117,360	859,787
Income tax payable		552,008	263,902
Operating lease liabilities, current		38,592	36,450
Accrued expenses and other liabilities		1,196,942	317,788
Total current liabilities		2,514,299	1,592,586
Bank loans, non-current		351,080	411,901
Operating lease liabilities, non-current		27,014	65,703
Total liabilities		2,892,393	2,070,190
Commitments and contingencies
Shareholders’ equity
Ordinary shares, US$0.000001 par value, 50,000,000,000 shares authorized, 13,750,000 and 10,000,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively	[1]	14	10
Subscription receivables		(10)	(10)
Additional paid-in capital		12,311,959	13
Retained earnings		3,136,153	1,347,751
Accumulated other comprehensive income		122,523	10,252
Total shareholders’ equity		15,570,639	1,358,016
Total liabilities and shareholders’ equity		18,463,032	3,428,206
Related Party [Member]
Current liabilities
Amounts due to related parties		$ 117,360	$ 859,787

[1]	Retrospectively restated for effect of share reorganization and share split (see Note 13).